Income tax expense - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Effective tax rate	25.60%	25.10%	22.80%
Blended tax rate	25.30%	25.30%	25.10%
Top-up tax charge	$ 0	$ 0
Credited/(charged) to other comprehensive income	$ 18	$ (8)	$ 7
UNITED KINGDOM
Income taxes
Global minimum effective tax rate	15.00%
UNITED KINGDOM | Maximum
Income taxes
Top-up tax charge	$ 1